Financial Instruments and Risk Management (Fair Value for Assets and Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets [line items]
Financial assets (liabilities)	$ 3,636.5	$ 3,396.5
Financial liabilities	(785.0)	(701.2)
Level 1 [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Fair value, net asset (liability)	43.7	22.8
Level 2 [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Fair value, net asset (liability)	4.4	2.6
Fair value through profit or loss | Gold Options [Member] | Level 2 [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	0.0	(0.7)
Fair value through OCI | Currency Derivative Instruments [Member] | Level 2 [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities		3.3
Fair value through OCI | Fuel Options [Member] | Level 2 [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities		0.0
Fair value through OCI | Trading securities [member] | Level 1 [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial assets (liabilities)	43.7	$ 22.8
Fair value through OCI | Currency Hedging Derivative Instruments [Member] | Level 2 [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial assets (liabilities)	$ 4.3